FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES - Fair Value Hierarchy (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
U.S. Treasury bills	$ 935,631	$ 928,037	$ 1,269,373
Stablecoins		86,472	20,744,633
Digital assets from operations	165,100	1,936,626	0
Digital assets held for investment	1,177,803	0	31,246
Digital assets receivable	2,059,917	2,500,102
BUIDL, unrestricted	4,253,684	4,467,926	16,892,142
Total assets	8,592,135	9,919,163	38,937,394
Liabilities:
Option liability	11,300,000	11,390,000	4,959,000
SAFEs	11,817,000	10,449,000	5,714,000
Derivative liability	28,171,000	26,170,000	11,293,000
Total liabilities	51,288,000	48,009,000	21,966,000
Quoted Prices in Active Markets (Level 1)
Assets:
U.S. Treasury bills	935,631	928,037	1,269,373
Stablecoins		86,472	20,744,633
Digital assets from operations	165,100	1,936,626
Digital assets held for investment	1,177,803		31,246
Digital assets receivable	2,059,917	2,500,102
BUIDL, unrestricted	4,253,684	4,467,926	16,892,142
Total assets	8,592,135	9,919,163	38,937,394
Liabilities:
Option liability	0	0	0
SAFEs	0	0	0
Derivative liability	0	0	0
Total liabilities	0	0	0
Significant Other Observable Inputs (Level 2)
Assets:
U.S. Treasury bills	0	0	0
Stablecoins		0	0
Digital assets from operations	0	0
Digital assets held for investment	0		0
Digital assets receivable	0	0
BUIDL, unrestricted	0	0	0
Total assets	0	0	0
Liabilities:
Option liability	0	0	0
SAFEs	0	0	0
Derivative liability	0	0	0
Total liabilities	0	0	0
Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills	0	0	0
Stablecoins		0	0
Digital assets from operations	0	0
Digital assets held for investment	0		0
Digital assets receivable	0	0
BUIDL, unrestricted	0	0	0
Total assets	0	0	0
Liabilities:
Option liability	11,300,000	11,390,000	4,959,000
SAFEs	11,817,000	10,449,000	5,714,000
Derivative liability	28,171,000	26,170,000	11,293,000
Total liabilities	$ 51,288,000	$ 48,009,000	$ 21,966,000